SCHEDULE OF FINANCE COST (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finance Income And Costs
Interest income			$ 48,125
Finance income			48,125
Interest expense on lease liabilities		(1,122)	(1,158)
Finance costs		$ (1,123)	$ (1,158)